Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments

9.      Fair Value of Financial Instruments

The Company accounts for the fair value of its financial instruments under the framework established by US GAAP which defines fair value and expands disclosures about fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value.

The Company’s management used the following methods and assumptions to estimate the fair value of its financial instruments:

Level 1	—	Quoted prices in active markets for identical assets or liabilities the Company has the ability to access at the measurement date.
Level 2	—

Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of assets or liabilities.

Level 3	—	Pricing inputs that are unobservable, supported by little or no market activity and are significant to the fair value of the assets or liabilities.

The carrying amounts of the Company’s financial assets and financial liabilities are considered to be representative of their respective fair values because of the short-term nature of those instruments. The Company does not measure assets at fair value on a recurring basis.

Liabilities measured at fair value on a recurring basis as of March 31, 2024 are as follows (in thousands):

	Fair Value Measurements at Reporting Date Using
	Balance as of March 31, 2024	Level 1	Level 2	Level 3
Convertible 12% Promissory Notes	$728	$—	$—	$728
Private Warrants	803	—	—	803
Working Capital Warrants	89	—	—	89
PIPE Warrants	19,704	—	—	19,704
Convertible Bridge Loan Warrants	1,822	—	—	1,822
Convertible 12% Promissory Note Warrants	942	—	—	942
Forward Purchase Derivative Liabilities	10,085	—	—	10,085
Consideration Shares	14	14	—	—
Total	$34,187	$14	$—	$34,173

In addition to items that are measured at fair value on a recurring basis, the Company also has liabilities that are measured at fair value on a nonrecurring basis and therefore are not included in the tables above. Liabilities that are measured at fair value on a nonrecurring basis as of March 31, 2024 include the Senior Convertible Notes. The Senior Convertible Notes were determined to be in-scope of ASC 470, Debt. Accordingly, this instrument will not be measured at fair value on a recurring basis as the fair value measurement of this instrument was for purposes of the relative fair value allocation as the Senior Convertible Notes were issued together with the SPA Warrants.

Legacy Convertible Notes

For the three months ended March 31, 2023, the Company recognized $1.5 million of expense associated with the change in fair value of the Legacy Convertible Notes.

The Legacy Convertible Notes converted at Closing on September 29, 2023. The fair value of the notes immediately prior to their conversion at Closing was based upon the fair value of the 2,278,598 shares of the Company’s common stock issued upon their conversion totaling $18.9 million, at a per share value of $8.30 based upon the fair value of the Company’s common stock at Closing.

Convertible 12% Promissory Notes

The following table presents a reconciliation of the Convertible 12% Promissory Notes (in thousands):

Convertible 12% Promissory Notes
Balance as of December 31, 2023	$—
Issuance	250
Change in fair value	$478
Balance as of March 31, 2024	$728

The fair value of the Convertible 12% Promissory Notes was measured using a binomial lattice model. A binomial stock lattice model generates two probable outcomes of stock price -one up and another down-emanating at each point in time or “node”, starting from the valuation date until the maturity date. This lattice generates a distribution of stock price. Based on the stock price at each corresponding node, the value of the Notes was determined by evaluating the optimal decision that a holder and/or the issuer would make to maximize its payoff (the “Decision Tree”). At maturity, the value of the notes was calculated as the maximum between the principal amount and the conversion value. At each node prior to maturity, the lattice model determines whether the notes would be (i) converted by the holder, or (ii) held by the holder, based on the payoff related to each decision. Volatility in the model was estimated from historical equity volatility, median asset volatility of comparable companies, and was adjusted using the Company’s capital structure. The cost of debt used in discounting the Notes was estimated based on (i) market yield curve corresponding to the estimated synthetic credit rating of the Company, and (ii) observed market spreads of publicly traded comparable debt with similar credit rating and industry as that of the Company.

The following unobservable assumptions were used in determining the fair value of the Convertible 12% Promissory Notes at March 31, 2024:

Credit spread	27.5%
Equity volatility	45.0%

Liability Classified Warrants

The following table represent a reconciliation of all liability classified warrants (in thousands):

	Private Warrants	Working Capital Warrants	Convertible Bridge Loan Warrants	Convertible 12% Promissory Note Warrants	PIPE Warrants	Total
Balance as of December 31, 2023	$377	$42	$—	$—	$25,339	$25,758
Issuances	—	—	1,424	323		1,747
Change in fair value in connection with PIPE Warrants Amendment	—	—	—	—	(429)	(429)
Change in fair value	426	47	398	619	(5,206)	(3,716)
Balance as of March 31, 2024	$803	$89	$1,822	$942	$19,704	$23,360

The fair value of the Private Warrants, Working Capital Warrants, Convertible Bridge Loan Warrants, and Convertible 12% Promissory Note Warrants were measured using a Black-Scholes model. The estimated fair value of the liability classified warrants was determined using Level 3 inputs. Inherent in a Black-Scholes model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its liability classified warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of each class of warrants as well as historical volatility of select peer company’s traded options. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of each class of warrants. The expected life of each class of warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The fair value of the PIPE Warrants was valued using level three inputs and was estimated using a Monte Carlo simulation approach. The Company’s common share price was assumed to follow a Geometric Brownian Motion over a period from the Valuation Date to the Expiration Date. The breadth of all possible scenarios was captured in an estimate of volatility, based on comparable companies’ historical equity volatilities, considering differences in their capital structure. For each simulation path, the test price and Reset Price were calculated based on the daily stock price during the measurement period. On each reset date, the downside protection condition was assessed to see if it was met by comparing the test price with the downside protection threshold price. The value of each tranche of warrants was then computed, factoring in any downside protection shares and downside protection cash, if applicable. The average value across this range of possible scenarios, discounted to present using the risk-free rate, was used as the fair value of the PIPE Warrants. The change in fair value of the PIPE Warrants was primarily attributable to select features of the Warrant Subscription Agreements, including strike price resets and downside protection which results in decreased value as the Company’s stock price volatility increases and the stock price declines.

The following unobservable assumptions were used in determining the fair value of the liability classified warrants at March 31, 2024 and December 31, 2023:

	At March 31, 2024	At December 31, 2023 or closing date if later
Private Warrants and Working Capital Warrants
Private Warrants’ volatility	55.5%	35.3%
Dividend yield (per share)	—	—
Convertible Bridge Loan Warrants
Volatility	100.0%	105.0%
Dividend yield (per share)	—	—
Convertible 12% Promissory Note Warrants
Equity volatility	100.0%	—
PIPE Warrants
Credit spread	19.0%	12.7%
Equity volatility	105.0%	100.0%

The following unobservable assumptions were used in determining the fair value of the PIPE Warrants immediately before and after modification at February 9, 2024:

Credit spread	17.8%
Equity volatility	105.0%

Forward Purchase Derivative Liabilities

The forward purchase derivative liabilities were recognized at Closing on September 29, 2023. The fair value as of March 31, 2024 was $10.1 million.

Refer to Note 4, Private Placements, for a reconciliation of the forward purchase derivative liabilities.

The fair value of the forward purchase derivative liabilities was estimated using a Monte Carlo simulation approach. The Company’s common share price was simulated with daily time steps for a range of various possible scenarios. The breadth of all possible scenarios was captured in an estimate of volatility, based on comparable companies’ historical equity volatilities, considering differences in their capital structure. The simulated prices were compared against the settlement adjustment features of the Forward Purchase Agreements. Under each simulated scenario of future stock price, the Company calculated the value of the forward purchase derivative liability arrangement. The average value across this range of possible scenarios, discounted to present using the risk-free rate, was used as the fair value of the forward purchase derivative liabilities.

The following unobservable assumptions were used in determining the fair value of the forward purchase derivative liabilities at the respective balance sheet and amendment dates:

	March 31, 2024	February 21, 2024	January 19, 2024	December 31, 2023
Dividend yield	0.0%	0.0%	0.0%	0.0%
Equity volatility	120.0%	145.0%	105.0%	115.0%

Consideration Shares

The Consideration Shares are recorded at fair value on a recurring basis within Accounts payable and accrued expenses. These shares are liability-classified until issuance and relate to the Convertible Bridge Loans. The liability associated with these Consideration Shares is carried at fair value, demonstrating the obligation to the lenders. The estimated fair value of the Consideration Shares is based on quoted market prices that are readily and regularly available in an active market.

Relative Fair Values

The Convertible 12% Promissory Notes were issued together with the Convertible 12% Promissory Note Warrants. Thus, each instrument was recorded at its fair value, limited to a relative fair value based upon the percentage of its fair value to the total fair value based on the transaction price of $0.6 million at issuance. The Company elected to record the Convertible 12% Promissory Notes at fair value under ASC 825, Financial Instruments.

The relative fair value at initial recognition for the Convertible 12% Promissory Notes and Convertible 12% Promissory Note Warrants was $0.3 million and $0.3 million, respectively. The stand-alone fair value of the Convertible 12% Promissory Notes and Convertible 12% Promissory Note Warrants was $0.7 million and $0.9 million as of March 31, 2024.

Residual Fair Values

The Convertible Bridge Loans were issued together with the Convertible Bridge Loan Warrants. The Convertible Bridge Loan Warrants were recorded at fair value, under ASC 815, Derivatives and Hedging, and the Convertible Bridge Loans were determined to be in-scope of 470, Debt. Accordingly, the Company recorded the fair value of the Convertible Bridge Loan Warrants at issuance, with the residual amount of the proceeds allocated to the convertible debt instrument.

The fair value of the Convertible Bridge Loan Warrants was treated as a discount to the Convertible Bridge Loans, which will be amortized to interest expense over the term of the Convertible Bridge Loans. The stand-alone fair value at initial recognition for the Convertible Bridge Loan Warrants was $1.4 million. Less than $0.1 million residual value allocated to the Convertible Bridge Loans. The Company received total proceeds of $0.7 million from the issuance of the Convertible Bridge Loans. Accordingly, upon issuance, the Company recognized a loss of $0.7 million within loss on issuance of convertible bridge loans unaudited condensed consolidated statements of operations representing the fair value of the Convertible Bridge Loan Warrants over the proceeds received for the issuance of the Convertible Bridge Loans, Convertible Bridge Loan Warrants and Consideration Shares.

9. Fair Value of Financial Instruments

The Company accounts for the fair value of its financial instruments under the framework established by US GAAP which defines fair value and expands disclosures about fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value.

The Company’s management used the following methods and assumptions to estimate the fair value of its financial instruments:

Level 1	—	Quoted prices in active markets for identical assets or liabilities the Company has the ability to access at the measurement date.
Level 2	—

Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of assets or liabilities.

Level 3	—	Pricing inputs that are unobservable, supported by little or no market activity and are significant to the fair value of the assets or liabilities.

The carrying amounts of the Company’s financial assets and financial liabilities are considered to be representative of their respective fair values because of the short-term nature of those instruments. The Company does not measure assets at fair value on a recurring basis.

Liabilities measured at fair value on a recurring basis as of December 31, 2023 are as follows (in thousands):

	Fair Value Measurements at Reporting Date Using
	Balance as of December 31, 2023	Level 1	Level 2	Level 3
Private Warrants	$378	$—	$—	$378
Working Capital Warrants	42	—	—	42
Forward Purchase Derivative Liability	15,804	—	—	15,804
PIPE Warrants	25,339	—	—	25,339
Total	$41,563	$—	$—	$41,563

In addition to items that are measured at fair value on a recurring basis, the Company also has liabilities that are measured at fair value on a nonrecurring basis. As these liabilities are not measured at fair value on a recurring basis, they are not included in the tables above. Liabilities that are measured at fair value on a nonrecurring basis as of December 31, 2023 include the Senior Convertible Notes. The valuation of the Senior Convertible Notes was $8.5 million as of December 31, 2023. The Senior Convertible Notes were determined to be in-scope of ASC 470, Debt. Accordingly, this instrument will not be measured at fair value on a recurring basis as the fair value measurement of this instrument was for purposes of the relative fair value allocation described below as the Senior Convertible Notes were issued together with the SPA Warrants.

Legacy Convertible Notes

The following table presents a reconciliation of the Legacy Convertible Notes (in thousands):

	2019 Convertible Notes	2019 Related Party Convertible Notes	2023 Convertible Notes	2023 Related Party Convertible Notes	Total
Balance as of December 31, 2021	$11,219	$259	$—	$—	$11,478
Change in fair value	173	4	—	—	177
Balance as of December 31, 2022	11,392	263	—	—	11,655
Issuance	—	—	6,090	125	6,215
Change in fair value	1,083	13	(52)	(1)	1,043
Conversion and settlement	(12,475)	(276)	(6,038)	(124)	(18,913)
Balance as of December 31, 2023	$—	$—	$—	$—	$—

The Company historically determined the carrying amount of the Legacy Convertible Notes using a scenario-based analysis that estimates the fair value of the Legacy Convertible Notes based on the probability-weighted present value of expected future investment returns by measuring the fair value of similar debt instruments that do not have the conversion feature. If no similar debt instrument existed, fair value was estimated by using assumptions that market participants would use in pricing a debt instrument, including market interest rates, credit standing, yield curves and volatilities.

The following unobservable assumptions were used in determining the fair value of the Legacy Convertible Notes as of December 31, 2022:

Probability of conversion	—
Probability of holding until maturity without conversion	—
Remaining term until potential conversion trigger date (years)	0
Discount yield(1)	20.0%

____________

(1)      Estimated using a comparable bond analysis and under S&P Global Inc.’s credit rating scale using a multinominal logical regression.

The fair value of Legacy Convertible Notes immediately prior to their conversion at Closing was based upon the fair value of the 2,278,598 shares of the Company’s common stock issued upon their conversion totaling $18.9 million, at a per share value of $8.30 based upon the fair value of the Company’s common stock at Closing, which was the conversion date.

Senior Convertible Notes

The Senior Convertible Notes were recognized at Closing on September 29, 2023. Additionally, as described above in Note 6, Convertible Notes, the Senior Convertible Notes are not measured at fair value on a recurring basis. As such, a reconciliation of the Senior Convertible Notes is not presented.

The Company determined the stand-alone fair value of the Senior Convertible Notes using a binomial lattice model, which generates a distribution of stock prices over the term of the note, calculates the associated payoff for the note, and discounts the probability-weighted values from the lattice back to the valuation date. The fair value was estimated by using assumptions that market participants would use in pricing a convertible debt instrument, including market interest rates, credit rating, yield curves, and volatilities.

The following unobservable assumptions were used in determining the fair value of the Senior Convertible Notes at Closing:

Credit spread(1)	12.1%
Equity volatility	45.0%

____________

(1)      Estimated using a comparable bond analysis and under S&P Global Inc.’s credit rating scale using a multinominal logical regression.

As of December 31, 2023, the Company determined the fair value of the Senior Convertible Notes was $8.5 million.

The following unobservable assumptions were used in determining the fair value of the Senior Convertible Notes at December 31, 2023:

Credit spread(1)	12.7%
Equity volatility	45.0%

____________

(1)      Estimated using a comparable bond analysis and under S&P Global Inc.’s credit rating scale using a multinominal logical regression.

Private Warrants and Working Capital Warrants

The Private Warrants and Working Capital Warrants were recognized at Closing on September 29, 2023. The fair value as of Closing was $1.8 million and $0.2 million, respectively. As of December 31, 2023, the fair value was $0.4 million and less than $0.1 million respectively.

The following table presents a reconciliation of the Private Warrants and Working Capital Warrants (in thousands):

	Private Warrants	Working Capital Warrants	Total
Balance as of December 31, 2022	$—	$—	$—
Recognition in connection with Business Combination	1,841	204	2,045
Change in fair value	(1,464)	(162)	(1,626)
Balance as of December 31, 2023	$377	$42	$419

The terms of the Private Warrants and Working Capital Warrants are identical. Accordingly, the methodology and assumptions used to value these instruments is identical.

The fair value of the Private Warrants and Working Capital Warrants were measured using a Black-Scholes model. The estimated fair value of the Private Warrants and Working Capital Warrants was determined using Level 3 inputs. Inherent in a Black-Scholes model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its Private Warrants and Working Capital Warrants based on implied volatility from the Company’s traded Private Warrants and Working Capital Warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the Private Warrants and Working Capital Warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the Private Warrants and Working Capital Warrants. The expected life of the Private Warrants and Working Capital Warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following unobservable assumptions were used in determining the fair value of the Private Warrants and Working Capital Warrants at Closing:

Private Warrants’ volatility	9.6%
Dividend yield (per share)	—

The following unobservable assumptions were used in determining the fair value of the Private Warrants and Working Capital Warrants as of December 31, 2023:

Private Warrants’ volatility	35.3%
Dividend yield (per share)	—

PIPE Warrants

The PIPE Warrants were recognized at Closing on September 29, 2023. The fair value as of December 31, 2023 was $25.3 million.

The following table presents a reconciliation of the PIPE Warrants (in thousands):

PIPE Warrants
Balance as of December 31, 2022	$—
Issuance	10,210
Change in fair value	15,129
Balance as of December 31, 2023	$25,339

The fair value of the PIPE Warrants was measured using its respective transaction price of $10.2 million for 10,209,994 PIPE Warrants at a purchase price of $1.00 per warrant at Closing.

As of December 31, 2023 the fair value of the PIPE Warrants was $25.3 million. The fair value of the PIPE Warrants was valued using level three inputs and was estimated using a Monte Carlo simulation approach. The Company’s common share price was assumed to follow a Geometric Brownian Motion over a period from the Valuation Date to the Expiration Date. The breadth of all possible scenarios was captured in an estimate of volatility, based on comparable companies’ historical equity volatilities, considering differences in their capital structure. For each simulation path, the Test Price and Reset Price were calculated based on the daily stock price during the measurement period. On each Reset Date, the downside protection condition was assessed to see if it was met by comparing the Test Price with the downside protection threshold price. The value of each tranche of warrants was then computed, factoring in any downside protection shares and downside protection cash, if applicable. The average value across this range of possible scenarios, discounted to present using the risk-free rate, was used as the fair value of the PIPE Warrants. The change in fair value of the PIPE Warrants was primarily attributable to select features of the Warrant Subscription Agreements, including strike price resets and downside protection which results in increased value as the Company’s stock price declines and stock price volatility increases.

The following unobservable assumptions were used in determining the fair value of the PIPE Warrants at December 31, 2023:

Credit spread	12.7%
Equity volatility	100.0%

 Forward Purchase Derivative Liability

The forward purchase derivative liability was recognized at Closing on September 29, 2023. The fair value as of December 31, 2023 was $15.8 million.

The following table presents a reconciliation of the Forward Purchase Derivative Liability (in thousands):

Forward Purchase Derivative Liability
Forward purchase derivative liability at Close	$20,201
Change in fair value in connection with the loss on amendment of forward purchase contract	(14,181)
Change in fair value of forward purchase derivative liability	9,784
Balance as of December 31, 2023	$15,804

The fair value of the forward purchase derivative liability was estimated using a Monte Carlo simulation approach. The Company’s common share price was simulated with daily time steps for a range of various possible scenarios. The breadth of all possible scenarios was captured in an estimate of volatility, based on comparable companies’ historical equity volatilities, considering differences in their capital structure. The simulated prices were compared against the settlement adjustment features of the Forward Purchase Agreements. Under each simulated scenario of future stock price, the Company calculated the value of the forward purchase derivative liability arrangement. The average value across this range of possible scenarios, discounted to present using the risk-free rate, was used as the fair value of the forward purchase derivative liability.

The following unobservable assumptions were used in determining the fair value of the forward purchase derivative liability at Closing:

Dividend yield	0.0%
Equity volatility	105.0%

The following unobservable assumptions were used in determining the fair value of the forward purchase derivative liability immediately before and after modification at December 26, 2023:

Dividend yield	0.0%
Equity volatility	125.0%

The following unobservable assumptions were used in determining the fair value of the forward purchase derivative liability at December 31, 2023:

Dividend yield	0.0%
Equity volatility	115.0%

Relative Fair Values

The Senior Convertible Notes were issued together with the SPA Warrants. Each instrument was recorded at its fair value, limited to a relative fair value based upon the percentage of its fair value to the total fair value based on the transaction price of the Securities Purchase Agreement of $10.0 million at Closing on September 29, 2023. The relative fair value of the SPA Warrants was treated as a discount to the Senior Convertible Notes, which will be amortized to interest expense over the term of the Senior Convertible Notes.

The stand-alone fair value at initial recognition for the Senior Convertible Notes and SPA Warrants was $12.9 million and $0.4 million, respectively. The stand-alone fair value of the Senior Convertible Notes and SPA Warrants was $8.5 million and $0.1 million as of December 31, 2023. The relative fair value at initial recognition and as of December 31, 2023 for the Senior Convertible Notes and SPA Warrants was $9.7 million and $0.3 million, respectively.